NET FINANCE EXPENSE - CHANGE IN FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Gains, Fair value of financial instruments	$ 0	$ 0
Losses, Fair value of financial instruments	95,961	42,285
Net, fair value of financial instruments	(95,961)	(42,285)	$ 0
Net foreign exchange gain	62,398	49,959	55,797
Net foreign exchange loss	55,231	32,290	83,615
Net	7,167	17,669	(27,818)
Loans and receivables [member]
Disclosure of financial assets [line items]
Net foreign exchange gain	11,404	3,771	6,805
Net foreign exchange loss	7,792	1,979	2,995
Net	3,612	1,792	3,810
Current transactions [member]
Disclosure of financial assets [line items]
Net foreign exchange gain	50,994	46,188	48,992
Net foreign exchange loss	47,439	30,311	80,620
Net	3,555	15,877	$ (31,628)
Derivatives [member]
Disclosure of financial assets [line items]
Gains, Fair value of financial instruments	0	0
Losses, Fair value of financial instruments	95,961	42,285
Net, fair value of financial instruments	$ (95,961)	$ (42,285)